Asset impairment (Tables)	6 Months Ended
Jun. 30, 2014
Asset impairment
Schedule of impairment charges and fair value adjustments on flight equipment

	Predecessor
	Period beginning April 1, 2014, and ending May 13, 2014			Three Months Ended June 30, 2013
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on flight equipment held for use	—	$—		2	$15.5
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	1	0.4		13	69.3
Impairment charges on aircraft intended to be or designated for part-out	6	6.6	(a)	6	31.8	(a)

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	7	$7.0		21	$116.6

(a)
Includes charges relating to two engines for the period beginning April 1, 2014, and ending May 13, 2014 and three engines for the three months ended June 30, 2013.

	Predecessor
	Period beginning January 1, 2014, and ending May 13, 2014				Six Months Ended June 30, 2013
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges on flight equipment held for use	—		$—		4	$35.2
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	3		21.2		15	78.8
Impairment charges on aircraft intended to be or designated for part-out	9	(a)	28.0	(b)	14	48.8	(b)

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	12		$49.2		33	$162.8

(a)
Four of the nine aircraft were impaired twice during the period beginning January 1, 2014 and ending May 13, 2014.

(b)
Includes charges relating to four engines for the period beginning January 1, 2014 and ending May 13, 2014, and four engines for the six months ended June 30, 2013.